Schedule of Stock Options Activities (Details) ¥ in Thousands, shares in Thousands		12 Months Ended
		Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Total, Outstanding, Beginning balance	[1]		1,402		573		7,949
Weighted Average exercise price, Outstanding, Beginning balance | $ / shares		$ 0.1785		$ 0.6675		$ 1.7905
Weighted average remaining contractual life, Outstanding, Ending balance			8 years 9 months 21 days		9 years 3 months 25 days		9 years 8 months 23 days	4 years 8 months 1 day
Aggregated intrinsic value, Outstanding, Beginning balance | ¥			¥ 7,990		¥ 23,775		¥ 65,572
Number of Options Outstanding, Total, Replacement	[1]				(22)		(7,876)
Weighted Average exercise price, Replacement | $ / shares				7.3437		1.3119
Aggregated intrinsic value, Replacement | ¥
Number of Options Outstanding, Total, Granted	[1]		754		899		528
Weighted Average exercise price, Granted | $ / shares		0.0486		0.1000		0.1000
Aggregated intrinsic value, Granted | ¥
Number of Options Outstanding, Total, Forfeited	[1]		(24)		(47)		(28)
Weighted Average exercise price, Forfeited | $ / shares		0.1000		0.9706		8.1954
Aggregated intrinsic value, Forfeited | ¥
Number of Options Outstanding, Total, Outstanding, Ending balance	[1]		1,984		1,402		573	7,949
Weighted Average exercise price, Outstanding, Ending balance | $ / shares		0.1358		0.1785		0.6675
Aggregated intrinsic value, Outstanding, Ending balance | ¥			¥ 10,332		¥ 7,990		¥ 23,775	¥ 65,572
Number of Options Outstanding,Total, Exercisable, Ending balance	[1]		1,507		733		295
Weighted Average exercise price, Exercisable, Ending balance | $ / shares		0.1471		0.2498		$ 1.1978
Weighted average remaining contractual life, Exercisable, Ending balance			8 years 10 months 9 days		9 years 3 months 7 days		9 years 5 months 23 days
Aggregated intrinsic value, Exercisable, Ending balance | ¥			¥ 7,894		¥ 4,147		¥ 11,367
Number of Options Outstanding, Total, Exercised	[1]		(148)		(1)
Number of Options Outstanding, Consultant, Exercised	[1]		148		1
Weighted Average exercise price, Exercised | $ / shares		$ 0.1000		$ 0.1000
Aggregated intrinsic value, Exercised | ¥
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Total, Outstanding, Beginning balance	[1]		1,402		573		7,618
Number of Options Outstanding, Total, Replacement	[1]				(22)		(7,545)
Number of Options Outstanding, Total, Granted	[1]		323		899		528
Number of Options Outstanding, Total, Forfeited	[1]		(24)		(47)		(28)
Number of Options Outstanding, Total, Outstanding, Ending balance	[1]		1,553		1,402		573	7,618
Number of Options Outstanding,Total, Exercisable, Ending balance	[1]		1,076		733		295
Number of Options Outstanding, Total, Exercised	[1]		(148)		(1)
Number of Options Outstanding, Consultant, Exercised	[1]		148		1
Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Total, Outstanding, Beginning balance	[1]						331
Number of Options Outstanding, Total, Replacement	[1]						(331)
Number of Options Outstanding, Total, Granted	[1]		431
Number of Options Outstanding, Total, Forfeited	[1]
Number of Options Outstanding, Total, Outstanding, Ending balance	[1]		431					331
Number of Options Outstanding,Total, Exercisable, Ending balance	[1]		431
Number of Options Outstanding, Total, Exercised	[1]
Number of Options Outstanding, Consultant, Exercised	[1]

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).